Consolidated Statement of Changes in Equity - EUR (€) € in Millions		Total	Common shares (no par value) [Member]	Additional paid-in capital [Member]		Retained earnings [Member]	Common shares in treasury, at cost [Member]	Unrealized net gains (losses) on financial assets available for sale, net of applicable tax and other [Member] [1]	Unrealized net gains (losses) on financial assets at FVOCI, net of tax and other [1]	Unrealized net gains (losses) Attributable to change in own credit risk of financial liabilities designated at FVTPL, net of tax [1]	Unrealized net gains (losses) on derivatives hedging variability of cash flows, net of tax [Member] [1]	Unrealized net gains (losses) on assets classified as held for sale, net of tax [Member] [1]	Foreign currency translation, net of tax [Member] [1]	Unrealized net gains (losses) from equity method investments [Member]	Accumulated other comprehensive income, net of tax [Member]		Total shareholders equity [Member]	Additional equity components [Member]	[2]	Noncontrolling interests [Member]
Equity, Balance at Dec. 31, 2015		€ 67,624	€ 3,531	€ 33,572		€ 21,182	€ (10)	€ 1,384	€ 0	€ 0	€ 97	€ 662	€ 2,196	€ 66	€ 4,404		€ 62,678	€ 4,675		€ 270
Total comprehensive income (loss), net of tax	[3]	(2,204)	0	0		(1,402)	0	(472)	0	0	46	(662)	223	11	(854)		(2,256)	0		52
Common shares issued		0	0	0		0	0	0	0	0	0	0	0	0	0	[3]	0	0		0
Cash dividends paid		(11)	0	0		0	0	0	0	0	0	0	0	0	0	[3]	0	0		(11)
Coupon on additional equity components, net of tax		(276)	0	0		(276)	0	0	0	0	0	0	0	0	0	[3]	(276)	0		0
Remeasurement gains (losses) related to defined benefit plans, net of tax		(517)	0	0		(517)	0	0	0	0	0	0	0	0	0	[3]	(517)	0		0
Net change in share awards in the reporting period		64	0	64		0	0	0	0	0	0	0	0	0	0	[3]	64	0		0
Treasury shares distributed under share-based compensation plans		239	0	0		0	239	0	0	0	0	0	0	0	0	[3]	239	0		0
Tax benefits related to share-based compensation plans		2	0	2		0	0	0	0	0	0	0	0	0	0	[3]	2	0		0
Option premiums and other effects from options on common shares		(129)	0	(129)		0	0	0	0	0	0	0	0	0	0	[3]	(129)	0		0
Purchases of treasury shares		(5,264)	0	0		0	(5,264)	0	0	0	0	0	0	0	0	[3]	(5,264)	0		0
Sale of treasury shares		5,035	0	0		0	5,035	0	0	0	0	0	0	0	0	[3]	5,035	0		0
Net gains (losses) on treasury shares sold		(7)	0	(7)		0	0	0	0	0	0	0	0	0	0	[3]	(7)	0		0
Other		262	0	263		0	0	0	0	0	0	0	0	0	0	[3]	263	(6)	[4]	4
Equity, Balance at Dec. 31, 2016		64,819	3,531	33,765		18,987	0	912	0	0	143	0	2,418	77	3,550	[3]	59,833	4,669		316
Gains (losses) attributable to equity instruments designated as at fair value through other comprehensive income, net of tax		0	0	0		0	0	0	0	0	0	0	0	0	0	[3]	0	0		0
Gains (losses) upon early extinguishment attributable to change in own credit risk of financial liabilities designated as at fair value through profit and loss, net of tax		0	0	0		0	0	0	0	0	0	0	0	0	0	[3]	0	0		0
Total comprehensive income (loss), net of tax	[3]	(3,800)	0	0		(751)	0	(223)	0	0	(125)	0	(2,646)	(36)	(3,030)		(3,781)	0		(20)
Common shares issued		8,037	1,760	6,277		0	0	0	0	0	0	0	0	0	0	[3]	8,037	0		0
Cash dividends paid		(403)	0	0		(392)	0	0	0	0	0	0	0	0	0	[3]	(392)	0		(11)
Coupon on additional equity components, net of tax		(298)	0	0		(298)	0	0	0	0	0	0	0	0	0	[3]	(298)	0		0
Remeasurement gains (losses) related to defined benefit plans, net of tax		(91)	0	0		(91)	0	0	0	0	0	0	0	0	0	[3]	(91)	0		0
Net change in share awards in the reporting period		(51)	0	(51)		0	0	0	0	0	0	0	0	0	0	[3]	(51)	0		0
Treasury shares distributed under share-based compensation plans		424	0	0		0	424	0	0	0	0	0	0	0	0	[3]	424	0		0
Tax benefits related to share-based compensation plans		3	0	3		0	0	0	0	0	0	0	0	0	0	[3]	3	0		0
Option premiums and other effects from options on common shares		(104)	0	(104)		0	0	0	0	0	0	0	0	0	0	[3]	(104)	0		0
Purchases of treasury shares		(7,912)	0	0		0	(7,912)	0	0	0	0	0	0	0	0	[3]	(7,912)	0		0
Sale of treasury shares		7,479	0	0		0	7,479	0	0	0	0	0	0	0	0	[3]	7,479	0		0
Net gains (losses) on treasury shares sold		6	0	6		0	0	0	0	0	0	0	0	0	0	[3]	6	0		0
Other		(9)	0	22		0	0	0	0	0	0	0	0	0	0	[3]	22	6	[4]	(36)
Equity, Balance at Dec. 31, 2017		68,099	5,291	39,918		17,454	(9)	689	0	0	18	0	(227)	40	520	[3]	63,174	4,675		250
Gains (losses) attributable to equity instruments designated as at fair value through other comprehensive income, net of tax		0	0	0		0	0	0	0	0	0	0	0	0	0	[3]	0	0		0
Gains (losses) upon early extinguishment attributable to change in own credit risk of financial liabilities designated as at fair value through profit and loss, net of tax		0	0	0		0	0	0	0	0	0	0	0	0	0	[3]	0	0		0
Balance (IAS 39) as of December 31, 2017		68,099	5,291	39,918		17,454	(9)	689	0	0	18	0	(227)	40	520	[3]	63,174	4,675		250
IFRS 9 Introduction Impact		(672)	0	(2)		(301)	0	(689)	394	(16)	0	0	(45)	(12)	(368)	[3]	(671)	0		(1)
Total comprehensive income (loss), net of tax	[3]	490	0	0		267	0	0	(428)	44	(1)	0	500	(14)	101		368	0		122
Common shares issued		0	0	0		0	0	0	0	0	0	0	0	0	0	[3]	0	0		0
Cash dividends paid		(235)	0	0		(227)	0	0	0	0	0	0	0	0	0	[3]	(227)	0		(8)
Coupon on additional equity components, net of tax		(292)	0	0		(292)	0	0	0	0	0	0	0	0	0	[3]	(292)	0		0
Remeasurement gains (losses) related to defined benefit plans, net of tax		(198)	0	0		(186)	0	0	0	0	0	0	0	0	0	[3]	(186)	0		(12)
Net change in share awards in the reporting period		112	0	90		0	0	0	0	0	0	0	0	0	0	[3]	90	0		23
Treasury shares distributed under share-based compensation plans		199	0	0		0	199	0	0	0	0	0	0	0	0	[3]	199	0		0
Tax benefits related to share-based compensation plans		(4)	0	(5)		0	0	0	0	0	0	0	0	0	0	[3]	(5)	0		1
Option premiums and other effects from options on common shares		0	0	0		0	0	0	0	0	0	0	0	0	0	[3]	0	0		0
Purchases of treasury shares		(4,119)	0	0		0	(4,119)	0	0	0	0	0	0	0	0	[3]	(4,119)	0		0
Sale of treasury shares		3,914	0	0		0	3,914	0	0	0	0	0	0	0	0	[3]	3,914	0		0
Net gains (losses) on treasury shares sold		(2)	0	(2)		0	0	0	0	0	0	0	0	0	0	[3]	(2)	0		0
Other		1,446	0	253	[5]	0	0	0	0	0	0	0	0	0	0	[3]	253	0		1,193	[5]
Equity, Balance at Dec. 31, 2018		68,737	5,291	40,252		16,714	(15)	0	(34)	28	17	0	228	15	253	[3]	62,495	4,675		1,568
Balance (IFRS 9) as of		67,427	5,291	39,916		17,153	(9)	0	394	(16)	18	0	(272)	28	152	[3]	62,503	4,675		249
Gains (losses) attributable to equity instruments designated as at fair value through other comprehensive income, net of tax		0	0	0		0	0	0	0	0	0	0	0	0	0	[3]	0	0		0
Gains (losses) upon early extinguishment attributable to change in own credit risk of financial liabilities designated as at fair value through profit and loss, net of tax		€ 0	€ 0	€ 0		€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	[3]	€ 0	€ 0		€ 0

[1]	Excluding unrealized net gains (losses) from equity method investments.
[2]	Includes Additional Tier 1 Notes, which constitute unsecured and subordinated notes of Deutsche Bank and are classified as equity in accordance with IFRS.
[3]	Excluding remeasurement gains (losses) related to defined benefit plans, net of tax.
[4]	Includes net proceeds from purchase and sale of Additional Equity Components.
[5]	Includes the impact from the initial public offering of DWS Group GmbH & Co. KGaA.